Operating Lease - Additional Information (Detail) - Bio-Versneller NV [Member] € in Thousands			1 Months Ended	12 Months Ended
	May 01, 2016 m²	Jan. 01, 2016 m²	Jun. 30, 2010 m²	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	5 years	3 years
Minimum lease payments | €				€ 3,681	€ 3,487	€ 3,310
Agreement termination notice period		2 years
Area of land | m²	970.68	8,800	8,000
Automobile business [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease term				4 years
Office furniture and other equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease term				5 years